Deferred tax - Summary of Unrecognized Deferred Tax Assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total unrecognized deferred tax asset	£ 38,564	£ 36,365
Trading Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total unrecognized deferred tax asset	33,909	31,426
Share Based Payments
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total unrecognized deferred tax asset	3,159	3,443
Capital Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total unrecognized deferred tax asset	£ 1,496	£ 1,496